Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
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Other financial assets	£ 79,770	£ 63,243
Dividend income	60	9	£ 7
Amount of shares acquired	0	0
Permanent TSB p.l.c.
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Disposal of shares	109
Vodeno Limited
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Disposal of shares	45
VISA
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Disposal of shares	16	62
OTCDERIV LIMITED
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Dividends received on FVOCI equity shares from OTCDERIV LIMITED	58
All categories other than held for trading
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Other debt securities	38,214	33,921
Total securities	79,081	62,139
Equity shares	122	251
Loans classified as other financial assets	567	853
Other financial assets	79,770	63,243
All categories other than held for trading | UNITED KINGDOM
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Central and local government debt securities	27,200	16,852
All categories other than held for trading | UNITED STATES
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Central and local government debt securities	5,469	5,087
All categories other than held for trading | Countries other than the US and the UK
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Central and local government debt securities	8,198	6,279
Mandatory fair value through profit or loss
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Other debt securities	631	1
Total securities	631	1
Equity shares	1	4
Loans classified as other financial assets	409	793
Other financial assets	1,041	798
Designated at fair value
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Other debt securities	3	3
Total securities	3	5
Other financial assets	3	5
Designated at fair value | Countries other than the US and the UK
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Central and local government debt securities		2
Fair value through other comprehensive income
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Other debt securities	16,241	13,476
Total securities	41,889	37,536
Equity shares	121	247
Loans classified as other financial assets	158	60
Other financial assets	42,168	37,843
Fair value through other comprehensive income | UNITED KINGDOM
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Central and local government debt securities	14,117	13,281
Fair value through other comprehensive income | UNITED STATES
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Central and local government debt securities	5,128	4,587
Fair value through other comprehensive income | Countries other than the US and the UK
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Central and local government debt securities	6,403	6,192
Amortised cost
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Other debt securities	21,339	20,441
Total securities	36,558	24,597
Other financial assets	36,558	24,597
Amortised cost | UNITED KINGDOM
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Central and local government debt securities	13,083	3,571
Amortised cost | UNITED STATES
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Central and local government debt securities	341	500
Amortised cost | Countries other than the US and the UK
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Central and local government debt securities	£ 1,795	£ 85